Summary of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 9,384	$ 5,036
Provision for credit losses	(224)	7,242
Write-offs, net of recoveries	(1,498)	(2,800)
Foreign exchange disposals and other adjustments	(407)	(94)
Allowance account for credit losses of financial assets, Balance at end of period	7,255	9,384
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,290	4,447
Allowance account for credit losses of financial assets, Balance at end of period	6,390	8,290
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	9,377	5,032
Provision for credit losses	(225)	7,242
Write-offs, net of recoveries	(1,498)	(2,800)
Foreign exchange disposals and other adjustments	(408)	(97)
Allowance account for credit losses of financial assets, Balance at end of period	7,246	9,377
Allowance For Credit Losses On Debt Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7	4
Provision for credit losses	1
Foreign exchange disposals and other adjustments	1	3
Allowance account for credit losses of financial assets, Balance at end of period	9	7
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	1
Foreign exchange disposals and other adjustments		1
Allowance account for credit losses of financial assets, Balance at end of period	2	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	5	3
Provision for credit losses	1
Foreign exchange disposals and other adjustments	1	2
Allowance account for credit losses of financial assets, Balance at end of period	7	5
At Amortized Cost [Member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,289	4,447
Allowance account for credit losses of financial assets, Balance at end of period	6,390	8,289
Allowance for credit losses on loans at FVOCI [member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1
Allowance account for credit losses of financial assets, Balance at end of period		1
Allowance For Off Balance Sheet Insturments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,087	585
Allowance account for credit losses of financial assets, Balance at end of period	856	1,087
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	302	110
Provision for credit losses	(26)	214
Write-offs, net of recoveries	(10)	(25)
Foreign exchange disposals and other adjustments	(5)	3
Allowance account for credit losses of financial assets, Balance at end of period	261	302
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,112	1,309
Provision for credit losses	135	1,798
Write-offs, net of recoveries	(531)	(983)
Foreign exchange disposals and other adjustments	(67)	(12)
Allowance account for credit losses of financial assets, Balance at end of period	1,649	2,112
Credit Card 1 [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	3,184	1,929
Provision for credit losses	(14)	2,691
Write-offs, net of recoveries	(708)	(1,414)
Foreign exchange disposals and other adjustments	(148)	(22)
Allowance account for credit losses of financial assets, Balance at end of period	2,314	3,184
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	3,779	1,684
Provision for credit losses	(320)	2,539
Write-offs, net of recoveries	(249)	(378)
Foreign exchange disposals and other adjustments	(188)	(66)
Allowance account for credit losses of financial assets, Balance at end of period	$ 3,022	$ 3,779